Segment information (Details) £ in Thousands	3 Months Ended			6 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)		Dec. 31, 2018 GBP (£) component segment	Dec. 31, 2017 GBP (£)
Segment information
Number of material segments | segment				1
Number of main components of revenue | component				3
Revenue	£ 208,612	£ 177,415	[1]	£ 343,638	£ 321,080	[1]
Commercial
Segment information
Revenue	65,944	65,300	[1]	141,844	145,778	[1]
Broadcasting
Segment information
Revenue	103,676	75,147	[1]	146,518	115,980	[1]
Matchday
Segment information
Revenue	£ 38,992	£ 36,968		£ 55,276	£ 59,322

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.